Qualitative and Quantitative Information of Financial Risks - Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total	€ 49,620	€ 49,573
Interest Rate Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	224,455	346,442
Financial liabilities, effect amortized cost	(771)	(1,122)
Total	223,684	345,320
Interest Rate Risk | IRS
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 167,864	€ 229,772
Percentage on Total	0.75	0.67
Interest Rate Risk | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 56,150	€ 63,806
Percentage on Total	0.25	0.18
Interest Rate Risk | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 441	€ 52,864
Percentage on Total	0	0.15
Interest Rate Risk | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	€ (1,681)	€ (4,402)
Interest Rate Risk | Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	170,954	286,965
Financial liabilities, effect amortized cost	(391)	(695)
Total	€ 170,563	€ 286,270
Line item in the statement of financial position	Current financial liabilities/Non-current financial liabilities	Current financial liabilities/Non-current financial liabilities
Interest Rate Risk | Bank Loans | IRS
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 167,864	€ 229,772
Interest Rate Risk | Bank Loans | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	2,686	12,838
Interest Rate Risk | Bank Loans | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	404	44,355
Interest Rate Risk | Bank Loans | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	(1,681)	(4,402)
Interest Rate Risk | Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	37	582
Total	€ 37	€ 582
Line item in the statement of financial position	Other financial liabilities	Other financial liabilities
Interest Rate Risk | Bank Overdrafts | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 37	€ 582
Interest Rate Risk | Financial Payables for Share Acquisition
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		7,927
Total		€ 7,927
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Financial Payables for Share Acquisition | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 7,927
Interest Rate Risk | Financial Liabilities Due to Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 940	968
Total	€ 940	€ 968
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Related Parties | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 940	€ 968
Interest Rate Risk | Financial Liabilities Due to Other Lenders
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	2,524
Total	€ 2,524
Line item in the statement of financial position	Current financial liabilities/Non-current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Other Lenders | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 2,524
Interest Rate Risk | Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	50,000	50,000
Financial liabilities, effect amortized cost	(380)	(427)
Total	€ 49,620	€ 49,573
Line item in the statement of financial position	Non-current financial liabilities	Non-current financial liabilities
Interest Rate Risk | Notes | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,000	€ 50,000